Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,423,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,080.80
Total Offset Amount	0.00
Net Fee	1,080.80
Narrative - Max Aggregate Offering Price	$ 12,423,000.00
Final Prospectus	true